Shareholder Report, Holdings (Details) - C000260119 [Member]	Jul. 31, 2026	Jan. 31, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.80%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value		10.50%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.10%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value		6.20%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.90%
WW Grainger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.80%
McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.60%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		37.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		14.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value		12.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.40%